Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Schedule of major classifications of premises and equipment

(Dollar amounts in thousands)	2012	2011
Land	$3,444	$3,426
Buildings and improvements	19,889	20,671
Leasehold improvements	795	765
Furniture, fixtures and equipment	8,723	8,494

	32,851	33,356
Less accumulated depreciation and amortization	18,565	18,285

	$14,286	$15,071